Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Other Long-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost		¥ 322,269	¥ 124,000
Available-for-sale investments, gross unrealized gains (losses)		(45,304)	(8,079)
Available-for-sale investments noncurrent, fair value	$ 42,756	276,965	115,921
Other Long-term Investments | Fixed-rate Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Long-term held-to-maturities investments, cost or amortized cost		1,838,953	545,930
Held-to-maturity investments, gross unrecognized holding losses		(32,507)	(14,612)
Held-to-maturity investments, fair value	278,867	1,806,446	531,318
Other Long-term Investments | Debt Investment
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost			272,680
Available-for-sale investments noncurrent, fair value			272,680
Short-term Investments | Equity Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Available-for-sale investments, cost or amortized cost		600,543	42,137
Available-for-sale investments, gross unrealized gains (losses)		142,075	3,371
Available-for-sale investments current, fair value	114,640	742,618	45,508
Short-term Investments | Fixed-rate Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Short-term held-to-maturity investments, cost or amortized cost		36,942,840	38,159,394
Held-to-maturity investments, gross unrecognized holding gains		197,848	104,718
Held-to-maturity investments, gross unrecognized holding losses		(6,592)	(15,389)
Held-to-maturity investments, fair value	5,732,517	37,134,096	38,248,723
Available-for-sale investments, cost or amortized cost		6,872,077	2,854,682
Available-for-sale investments, gross unrealized gains (losses)		86,322	10,414
Available-for-sale investments current, fair value	1,074,192	6,958,399	2,865,096
Short-term Investments | Adjustable-rate Debt Investments
Amortized cost, Gain (loss) and Fair value on Investments [Line Items]
Short-term held-to-maturity investments, cost or amortized cost			60,290
Held-to-maturity investments, gross unrecognized holding losses			(771)
Held-to-maturity investments, fair value			59,519
Available-for-sale investments, cost or amortized cost		13,137,500	1,568,812
Available-for-sale investments, gross unrealized gains (losses)		187,885	(269)
Available-for-sale investments current, fair value	$ 2,057,085	¥ 13,325,385	¥ 1,568,543